SUPPLEMENTAL INFORMATION - QUARTERLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
QUARTERLY FINANCIAL INFORMATION - UNAUDITED

Quarterly financial data for the years ended December 31, 2012 and 2011 is presented below. The sum of the quarters may not equal the total of the year's net income or loss per share attributable to shareholders due to changes in the weighted-average shares outstanding throughout the year.

	2012
	Quarter Ended
	March 31	June 30	September 30	December 31	Year Ended
	(in thousands, except per share data)
Revenues:
Natural gas, NGLs and crude oil sales	$66,955	$51,342	$52,291	$67,773	$238,361
Sales from natural gas marketing	11,381	8,613	11,178	14,199	45,371
Commodity price risk management gain (loss), net	11,501	38,729	(31,943)	14,052	32,339
Well operations, pipeline income and other	1,169	1,056	1,194	1,115	4,534
Total revenues	91,006	99,740	32,720	97,139	320,605
Costs, expenses and other:
Production costs	12,936	12,373	15,797	13,594	54,700
Cost of natural gas marketing	11,091	8,490	11,260	14,182	45,023
Exploration expense	1,872	2,374	1,773	14,875	20,894
Impairment of natural gas and crude oil properties	588	356	388	4,563	5,895
General and administrative expense	14,708	14,378	13,710	16,019	58,815
Depreciation, depletion and amortization	27,912	23,839	22,121	24,906	98,778
Accretion of asset retirement obligations	727	732	1,101	1,127	3,687
Gain on sale of properties and equipment	(154)	(2,246)	(1,508)	(445)	(4,353)
Total costs, expenses and other	69,680	60,296	64,642	88,821	283,439
Income (loss) from operations	21,326	39,444	(31,922)	8,318	37,166
Loss on extinguishment of debt	—	—	—	(23,283)	(23,283)
Interest expense	(10,444)	(10,053)	(11,360)	(16,430)	(48,287)
Interest income	2	—	3	3	8
Income (loss) from continuing operations before income taxes	10,884	29,391	(43,279)	(31,392)	(34,396)
Provision for income taxes	(4,120)	(10,213)	15,268	11,766	12,701
Income (loss) from continuing operations	6,764	19,178	(28,011)	(19,626)	(21,695)
Income (loss) from discontinued operations, net of tax	9,071	(6,907)	(4,632)	(106,549)	(109,017)
Net income (loss)	$15,835	$12,271	$(32,643)	$(126,175)	$(130,712)

Earnings per share:
Basic
Income (loss) from continuing operations	$0.29	$0.72	$(0.93)	$(0.65)	$(0.78)
Income (loss) from discontinued operations	0.38	(0.26)	(0.15)	(3.52)	(3.94)
Net income (loss)	$0.67	$0.46	$(1.08)	$(4.17)	$(4.72)
Diluted
Income (loss) from continuing operations	$0.28	$0.72	$(0.93)	$(0.65)	$(0.78)
Income (loss) from discontinued operations	0.37	(0.26)	(0.15)	(3.52)	(3.94)
Net income (loss)	$0.66	$0.46	$(1.08)	$(4.17)	$(4.72)

Weighted-average common shares outstanding:
Basic	23,609	26,597	30,214	30,233	27,677
Diluted	23,889	26,728	30,214	30,233	27,677

	2011
	Quarter Ended
	March 31	June 30	September 30	December 31	Year Ended
	(in thousands, except per share data)
Revenues:
Natural gas, NGLs and crude oil sales	$43,820	$53,424	$57,840	$68,213	$223,297
Sales from natural gas marketing	14,446	18,084	16,436	14,504	63,470
Commodity price risk management gain (loss), net	(23,882)	20,537	46,706	2,729	46,090
Well operations, pipeline income and other	1,085	1,149	1,126	1,072	4,432
Total revenues	35,469	93,194	122,108	86,518	337,289
Costs, expenses and other:
Production costs	10,686	9,883	10,808	13,455	44,832
Cost of natural gas marketing	14,324	17,485	16,526	14,496	62,831
Exploration expense	1,494	1,109	1,031	2,100	5,734
Impairment of natural gas and crude oil properties	451	376	384	1,090	2,301
General and administrative expense	13,873	19,509	13,683	14,389	61,454
Depreciation, depletion and amortization	19,757	20,574	21,360	25,942	87,633
Accretion of asset retirement obligations	275	276	292	555	1,398
Gain on sale of properties and equipment	—	—	(32)	(164)	(196)
Total costs, expenses and other	60,860	69,212	64,052	71,863	265,987
Income (loss) from operations	(25,391)	23,982	58,056	14,655	71,302
Interest expense	(9,062)	(9,067)	(9,496)	(9,360)	(36,985)
Interest income	9	2	36	—	47
Income (loss) from continuing operations before income taxes	(34,444)	14,917	48,596	5,295	34,364
Provision for income taxes	13,105	(4,307)	(18,651)	(1,947)	(11,800)
Income (loss) from continuing operations	(21,339)	10,610	29,945	3,348	22,564
Income from discontinued operations, net of tax	1,415	(1,445)	2,615	(11,712)	(9,127)
Net income (loss)	(19,924)	9,165	32,560	(8,364)	13,437

Earnings per share:
Basic
Income (loss) from continuing operations	$(0.91)	$0.45	$1.27	$0.15	$0.96
Income from discontinued operations	0.06	(0.06)	0.11	(0.50)	(0.39)
Net income (loss) attributable to shareholders	$(0.85)	$0.39	$1.38	$(0.35)	$0.57
Diluted
Income (loss) from continuing operations	$(0.91)	$0.45	$1.26	$0.15	$0.95
Income from discontinued operations	0.06	(0.07)	0.11	(0.50)	(0.39)
Net income (loss) attributable to shareholders	$(0.85)	$0.38	$1.37	$(0.35)	$0.56

Weighted-average common shares outstanding
Basic	23,428	23,491	23,569	23,592	23,521
Diluted	23,428	23,723	23,783	23,592	23,871